Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000101218
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	ASTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.41%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Astor Dynamic Allocation Fund - with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Jul-2014	$9,527	$10,000	$10,000
Jul-2015	$10,026	$11,121	$10,282
Jul-2016	$10,266	$11,745	$10,893
Jul-2017	$11,087	$13,629	$10,837
Jul-2018	$12,425	$15,843	$10,750
Jul-2019	$12,580	$17,108	$11,619
Jul-2020	$12,326	$19,153	$12,794
Jul-2021	$14,569	$26,134	$12,705
Jul-2022	$13,610	$24,921	$11,546
Jul-2023	$14,243	$28,165	$11,158
Jul-2024	$15,859	$34,403	$11,727

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund
Without Load	11.35%	4.74%	5.23%
With Load	6.04%	3.73%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 73,520,546
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 593,672
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$73,520,546 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$593,672 Portfolio Turnover151%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000082963
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	ASTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.16%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Astor Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/31/14	$10,000	$10,000	$10,000
07/31/15	$10,445	$11,121	$10,282
07/31/16	$10,612	$11,745	$10,893
07/31/17	$11,377	$13,629	$10,837
07/31/18	$12,651	$15,843	$10,750
07/31/19	$12,715	$17,108	$11,619
07/31/20	$12,367	$19,153	$12,794
07/31/21	$14,500	$26,134	$12,705
07/31/22	$13,453	$24,921	$11,546
07/31/23	$13,964	$28,165	$11,158
07/31/24	$15,446	$34,403	$11,727

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund	10.62%	3.97%	4.44%
S&P 500® Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 73,520,546
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 593,672
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$73,520,546 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$593,672 Portfolio Turnover151%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000079614
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	ASTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Astor Dynamic Allocation Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
07/31/14	$10,000	$10,000	$10,000
07/31/15	$10,548	$11,121	$10,282
07/31/16	$10,824	$11,745	$10,893
07/31/17	$11,724	$13,629	$10,837
07/31/18	$13,168	$15,843	$10,750
07/31/19	$13,362	$17,108	$11,619
07/31/20	$13,130	$19,153	$12,794
07/31/21	$15,558	$26,134	$12,705
07/31/22	$14,562	$24,921	$11,546
07/31/23	$15,279	$28,165	$11,158
07/31/24	$17,064	$34,403	$11,727

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Astor Dynamic Allocation Fund	11.68%	5.01%	5.49%
S&P 500® Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 73,520,546
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 593,672
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$73,520,546 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$593,672 Portfolio Turnover151%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000100899
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class A
Trading Symbol	ASPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 18,198,553
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%
C000100901
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class C
Trading Symbol	CSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 18,198,553
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%
C000136883
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class I
Trading Symbol	STARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 18,198,553
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	81.00%